Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 28, 2023	May 29, 2022	May 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO 2	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEO's	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($M)	Adjusted EBITDA ($M)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2023	$1,341,438	$640,585	$1,764,213	$1,395,472	$927,096	$777,243	$74.41	$116.26	$(99.6)	$7.2
2022	$956,810	$711,502	N/A	N/A	$687,606	$451,471	$92.50	$119.75	$(116.7)	$17.8
2021	$1,131,299	$1,665,818	N/A	N/A	$624,189	$696,568	$112.18	$146.72	$(32.3)	$15.2

Company Selected Measure Name	Adjusted EBITDA($M)
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Nasdaq Industrial Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c), (e), and (g) represent the amount of CAP, as computed in accordance with SEC rules. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Reconciliation of the SCT total compensation and CAP is summarized in the following table:

Fiscal Year		SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Prior Awards (ii)	Change in Value of Vested Awards (iii)	Prior Year End Value of Failed to Vest Awards (iv)	CAP
2023	PEO	$1,341,438	$—	$—	$—	$(118,193)	$(582,660)	$640,585
	PEO2	$1,764,213	$(1,240,611)	$900,825	$9,307	$(38,262)	$—	$1,395,472
	NEOs	$927,096	$(406,279)	$321,723	$(22,143)	$(43,154)	$—	$777,243
2022	PEO	$956,810	$(268,616)	$186,013	$60,856	$(223,561)	$—	$711,502
	PEO2	$—	$—	$—	$—	$—	$—	$—
	NEOs	$687,606	$(152,216)	$86,806	$(62,463)	$(42,030)	$(66,233)	$451,471
2021	PEO	$1,131,299	$(141,840)	$480,384	$183,014	$12,961	$—	$1,665,818
	PEO2	$—	$—	$—	$—	$—	$—	$—
	NEOs	$624,189	$(185,062)	$196,183	$40,880	$45,120	$(24,741)	$696,568

(a) The dollar amounts reported in the SCT for the applicable year, plus:
(b) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the SCT for the applicable year plus:
(i-iv) The recalculated value of equity awards for each applicable year including:
(i) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;
(ii) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years;
(iii) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;
(iv) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.

Non-PEO NEO Average Total Compensation Amount	$ 927,096	$ 687,606	$ 624,189
Non-PEO NEO Average Compensation Actually Paid Amount	$ 777,243	451,471	696,568
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c), (e), and (g) represent the amount of CAP, as computed in accordance with SEC rules. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Reconciliation of the SCT total compensation and CAP is summarized in the following table:

Fiscal Year		SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Prior Awards (ii)	Change in Value of Vested Awards (iii)	Prior Year End Value of Failed to Vest Awards (iv)	CAP
2023	PEO	$1,341,438	$—	$—	$—	$(118,193)	$(582,660)	$640,585
	PEO2	$1,764,213	$(1,240,611)	$900,825	$9,307	$(38,262)	$—	$1,395,472
	NEOs	$927,096	$(406,279)	$321,723	$(22,143)	$(43,154)	$—	$777,243
2022	PEO	$956,810	$(268,616)	$186,013	$60,856	$(223,561)	$—	$711,502
	PEO2	$—	$—	$—	$—	$—	$—	$—
	NEOs	$687,606	$(152,216)	$86,806	$(62,463)	$(42,030)	$(66,233)	$451,471
2021	PEO	$1,131,299	$(141,840)	$480,384	$183,014	$12,961	$—	$1,665,818
	PEO2	$—	$—	$—	$—	$—	$—	$—
	NEOs	$624,189	$(185,062)	$196,183	$40,880	$45,120	$(24,741)	$696,568

(a) The dollar amounts reported in the SCT for the applicable year, plus:
(b) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the SCT for the applicable year plus:
(i-iv) The recalculated value of equity awards for each applicable year including:
(i) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;
(ii) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years;
(iii) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;
(iv) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	As required by Item 402(v), below are the most important metrics linking CAP to performance for fiscal year 2023: a.Adjusted EBITDA b.Revenue c.Stock Price
Total Shareholder Return Amount	$ 74.41	92.50	112.18
Peer Group Total Shareholder Return Amount	116.26	119.75	146.72
Net Income (Loss)	$ (99,600,000)	$ (116,700,000)	$ (32,300,000)
Company Selected Measure Amount	7,200,000	17,800,000	15,200,000
PEO Name	James G. Hall	Albert David Bolles	(Albert David Bolles
Additional 402(v) Disclosure	The dollar amounts reported in column (b) and (d) are the aggregate amounts of total compensation reported for PEO (Bolles) and PEO2 (Hall) respectively, for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

2023	John D. Morberg
2022	John D. Morberg, James G. Hall, and Timothy Burgess
2021	John D. Morberg, Brian McLaughlin, James G. Hall, Timothy Burgess, and Dawn Kimball
	TSR determined in Column (h) is based on the value of an initial fixed investment of $100 as of May 28, 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
Albert Bolles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,341,438	$ 956,810	$ 1,131,299
PEO Actually Paid Compensation Amount	640,585	711,502	1,665,818
James G. Hall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,764,213	0	0
PEO Actually Paid Compensation Amount	1,395,472	0	0
PEO | Albert Bolles [Member] | Equity Awards Grant Date Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(268,616)	(141,840)
PEO | Albert Bolles [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	186,013	480,384
PEO | Albert Bolles [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	60,856	183,014
PEO | Albert Bolles [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,193)	(223,561)	12,961
PEO | Albert Bolles [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(582,660)	0	0
PEO | James G. Hall [Member] | Equity Awards Grant Date Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,240,611)	0	0
PEO | James G. Hall [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	900,825	0	0
PEO | James G. Hall [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,307	0	0
PEO | James G. Hall [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,262)	0	0
PEO | James G. Hall [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Grant Date Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(406,279)	(152,216)	(185,062)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,723	86,806	196,183
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,143)	(62,463)	40,880
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,154)	(42,030)	45,120
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (66,233)	$ (24,741)